Note 1 - Segment information	12 Months Ended
Dec. 31, 2024
Note 1 - Segment information
Note 1 - Segment information

IV. OTHER NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1     Segment information

As mentioned in section II.C, the Segment Information is disclosed as follows:

Reportable operating segments

(All amounts in millions of U.S. dollars)

Year ended December 31, 2024	Tubes	Other	Total
Management view - operating income	2,391	143	2,534
Difference in cost of sales			(115)
Differences in selling, general and administrative expenses			(3)
Differences in other operating income (expenses), net			3
IFRS - operating income			2,419
Financial income (expense), net			129
Income before equity in earnings of non-consolidated companies and income tax			2,548
Equity in earnings of non-consolidated companies			9
Income before income tax			2,557
Net Sales	11,907	617	12,524
Depreciation and amortization	580	53	633

Year ended December 31, 2023	Tubes	Other	Total
Management view - operating income	4,337	129	4,466
Difference in cost of sales			(134)
Differences in selling, general and administrative expenses			(7)
Differences in other operating income (expenses), net			(9)
IFRS - operating income			4,316
Financial income (expense), net			221
Income before equity in earnings of non-consolidated companies and income tax			4,537
Equity in earnings of non-consolidated companies			95
Income before income tax			4,633
Net Sales	14,185	684	14,869
Depreciation and amortization	518	31	549

Year ended December 31, 2022	Tubes	Other	Total
Management view - operating income	2,772	75	2,847
Difference in cost of sales			44
Differences in depreciation and amortization			2
Differences in selling, general and administrative expenses			(4)
Differences in other operating income (expenses), net			74
IFRS - operating income			2,963
Financial income (expense), net			(6)
Income before equity in earnings of non-consolidated companies and income tax			2,957
Equity in earnings of non-consolidated companies			209
Income before income tax			3,166
Net Sales	11,133	630	11,763
Depreciation and amortization	588	20	608

There are no material differences between IFRS and management view in total revenues.

The differences between operating income under IFRS and the management views are mainly related to the cost of goods sold, reflecting the effect of raw materials prices increases on the valuation of the replacement cost considered for management view compared to IFRS cost calculated at historical cost on a FIFO basis, and other minor timing differences.

The main difference in Other operating income (expenses), net, for the year ended December 31, 2022, is attributable to the effect of the reclassification of the currency translation adjustment reserve related to NKK Tubes’ definitive cease of operations, not impacting the management view.

The main differences in net income under the IFRS and management views arise from the impact of functional currencies on financial result, deferred income taxes as well as the equity in earnings of non-consolidated companies.

Following the integration of coating activities into its Tubes segment, the Company represented year-to-date segment information amounts accordingly.

Geographical information

	North America	South America	Europe	Asia Pacific, Middle East and Africa (*)	Unallocated (**)	Total
Year ended December 31, 2024
Net sales	5,558,769	2,621,581	1,262,458	3,081,126	-	12,523,934
Property, plant and equipment, net	3,578,293	1,257,345	832,443	453,390	-	6,121,471
Intangible Assets, net	1,117,314	177,934	14,899	47,602	-	1,357,749
Right of Use Assets, net	65,105	8,255	28,242	47,266	-	148,868
Investments in non-consolidated companies	-	-	-	-	1,543,657	1,543,657

Year ended December 31, 2023
Net sales	7,765,130	3,382,495	1,175,581	2,545,654	-	14,868,860
Property, plant and equipment, net	3,676,352	1,143,752	794,242	463,833	-	6,078,179
Intangible Assets, net	1,126,774	166,450	22,580	61,306	-	1,377,110
Right of Use Assets, net	50,128	9,241	24,832	47,937	-	132,138
Investments in non-consolidated companies	-	-	-	-	1,608,804	1,608,804

Year ended December 31, 2022
Net sales	6,902,787	2,550,402	1,000,833	1,308,504	-	11,762,526
Property, plant and equipment, net	3,548,844	1,031,423	706,539	269,457	-	5,556,263
Intangible Assets, net	1,102,265	147,102	7,598	75,543	-	1,332,508
Right of Use Assets, net	37,022	12,141	15,208	47,370	-	111,741
Investments in non-consolidated companies	-	-	-	-	1,540,646	1,540,646

(*) Starting on January 1, 2023, Asia Pacific and Middle East and Africa areas were merged in a single geographical area.

(**) For the years 2024, 2023 and 2022 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.

There are no revenues from external customers attributable to the Company’s country of incorporation (Luxembourg). The principal countries from which the Company derives its revenues are USA (32%), Argentina (12%), Saudi Arabia, Canada, Mexico and Brazil (each less than 10%).

As of December 31, 2024, 2023 and 2022 non-current assets comprising property, plant and equipment, intangible assets and right of use assets attributable to the Company’s country of incorporation (Luxembourg) amounted to $15.6 million, $10.7 million and $2.9 million, respectively.

Revenue is mainly recognized at a point in time to direct customers, when control has been transferred and there is no unfulfilled performance obligation that could affect the acceptance of the product by the customer. Revenues related to governmental institutions represent approximately 30%, 26% and 22% in 2024, 2023 and 2022 respectively.

Tubes segment revenues by market:

(All amounts in millions of U.S. dollars)

Revenues Tubes	2024	2023	2022
Oil & gas	10,689	12,488	9,543
Oil & gas processing plants	548	818	738
Industrial, power and others	670	879	852
Total	11,907	14,185	11,133

The table above includes revenues from services performed on third party tubes of $483.5 million, $164.8 million and $108.3 million for the years 2024, 2023 and 2022, respectively.

As of December 31, 2024 and 2023, the Company recognized contract liabilities related to customer advances in the amount of $206.2 million and $263.7 million, respectively. Contract liabilities represent obligations to perform services or deliver products in the future for cash considerations that have been received from customers. Each of these amounts are recognized as revenues during the subsequent years. In these periods, no significant adjustments in revenues were performed related to previously satisfied performance obligations.

As of December 31, 2024 and 2023, the Company recognized contract assets related to unbilled revenues in the amount of $50.8 million (including $14.2 million with related parties) and $47.5 million, respectively. Contract assets arise from revenue earned for goods or services that is not yet billable to the customers.